UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/07

Date of reporting period: 11/30/06

Schedule of INVESTMENTS November 30, 2006 (unaudited)

American Income Fund

Description of Security	Principal Value / Shares	Market Value (a)
(Percentages of each investment category relate to net assets)

High Yield Corporate Bonds - 35.9%
Basic Industry - 4.8%
Coeur D'Alene Mines, 1.25%, 1/15/24	$ 100,000	$ 99,375
FMG Finance Property, 10.00%, 9/1/13 (c)	250,000	245,625
Griffin Coal Mining, 9.50%, 12/1/16 (c)	200,000	201,500
Hexion, 9.75%, 11/15/14 (c)	250,000	253,750
Huntsman ICI Chemicals, 10.13%, 7/1/09	105,000	106,575
Ineos Group Holdings, 8.50%, 2/15/16 (c)	250,000	241,250
LPG International, 7.25%, 12/20/15	250,000	249,000
Lyondell Chemical Company, 8.00%, 9/15/14	250,000	257,812
NELL AF SARL, 8.38%, 8/15/15 (c)	250,000	255,937
Newark Group, 9.75%, 3/15/14	200,000	200,000
Noble Group, 6.63%, 3/17/15 (c)	250,000	227,177
OM Group, 9.25%, 12/15/11	300,000	312,000
Polyone, 8.88%, 5/1/12	200,000	202,750
Ryerson, 8.25%, 12/15/11	250,000	247,500
Sappi Papier Holding, 7.50%, 6/15/32 (c)	250,000	232,369
Sino Forest, 9.13%, 8/17/11 (c)	250,000	265,937
Stone Container, 8.38%, 7/1/12	200,000	193,500
Vedanta Resource, 6.63%, 2/22/10 (c)	250,000	245,625
		4,037,682

Capital Goods - 2.1%
Allied Waste North America, 6.13%, 2/15/14	300,000	284,250
Case New Holland, 9.25%, 8/1/11	200,000	212,250
L-3 Communications, 5.88%, 1/15/15	200,000	194,000
Owens-Broadway Glass Container, 8.88%, 2/15/09	500,000	512,500
Sequa, 9.00%, 8/1/09	500,000	531,875
		1,734,875

Communications - 6.6%
C & M Finance, 8.10%, 2/1/16 (c)	250,000	257,812
CCH, 11.00%, 10/1/15	250,000	245,000
Charter Communications Holdings, 8.00%, 4/30/12 (c)	400,000	411,000
Cricket Communications, 9.38%, 11/1/14 (c)	250,000	255,625
CSC Holdings, Series B, 7.63%, 4/1/11	250,000	254,687
Dex Media, 8.00%, 11/15/13	200,000	204,000
Echostar, 7.00%, 10/1/13 (c)	200,000	199,500
6.63%, 10/1/14	300,000	291,000
Horizon PCS, 11.38%, 7/15/12	200,000	222,000
Houghton-Mifflin, 0.00% through 10/15/08 thereafter 11.50%, 10/15/13 (b)	400,000	381,000
Idearc, 8.00%, 11/15/16 (c)	250,000	254,062
Intelsat, 8.63%, 1/15/15	250,000	259,687
Level 3 Financing, 12.25%, 3/15/13	250,000	282,500
MetroPCS Wireless, 9.25%, 11/1/14 (c)	250,000	254,062
Panamsat, 9.00%, 6/15/16 (c)	250,000	262,812
Panamsat, 9.00%, 8/15/14	195,000	204,750
Qwest, 8.88%, 3/15/12	400,000	445,500
Qwest Capital Funding, 7.00%, 8/3/09	400,000	406,000
Time Warner Telecommunications Holdings, 9.25%, 2/15/14	175,000	186,375
Vimplecom, 8.25%, 5/23/16 (c)	250,000	260,000
		5,537,372

Consumer Cyclical - 4.7%
Ford Motor, 7.00%, 10/1/13	500,000	479,576
7.45%, 7/16/31	250,000	197,812
French Lick Resorts & Casino, 10.75%, 4/15/14 (c)	250,000	236,250
Galaxy Entertainment, 9.88%, 12/15/12 (c)	250,000	266,875
General Motors Acceptance,
5.63%, 5/15/09	300,000	298,115
6.75%, 12/1/14	300,000	307,627
General Motors, 8.25%, 7/15/23	250,000	227,812
Harrahs, 5.63%, 6/1/15	250,000	214,466
Hovnanian K Enterprises, 6.25%, 1/15/16	250,000	231,875
Libbey Glass, 12.44%, 6/1/11 (c) (f)	200,000	212,500
Mandalay Resort, Series B, 10.25%, 8/1/07	250,000	256,875
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	249,062
Neiman Marcus Group, 10.38%, 10/15/15	300,000	331,875
Six Flags, 9.75%, 4/15/13	250,000	230,937
Wynn Las Vegas, 6.63%, 12/1/14	250,000	246,250
		3,987,907

Consumer Non Cyclical - 2.4%
Delhaize America, 9.00%, 4/15/31	250,000	303,263
HCA, 6.75%, 7/15/13	250,000	220,000
9.63%, 11/15/16 (c)	200,000	209,500
Healthsouth, 10.75%, 6/15/16 (c)	250,000	266,250
RJ Reynolds Tobacco Holdings, 6.50%, 7/15/10 (c)	250,000	255,144
Stater Brothers Holdings, 8.13%, 6/15/12	250,000	252,500
Supervalue, 7.50%, 5/15/12	250,000	259,077
Tenet Healthcare, 9.25%, 2/1/15	250,000	245,000
		2,010,734

Electric - 3.5%
AES Corp, 9.50%, 6/1/09	250,000	267,500
AVA Capital Trust III, 6.50%, 4/1/34 (f)	300,000	299,920
Allegheny Energy Supply, 7.80%, 3/15/11	200,000	212,500
CMS Energy, 8.50%, 4/15/11	500,000	546,250
Dynegy-Roseton Danskammer, Series B, 7.67%, 11/8/16	200,000	202,000
Mission Energy Holdings, 13.50%, 7/15/08	250,000	277,500
Nevada Power, 9.00%, 8/15/13	262,000	284,361
NRG Energy, 7.38%, 2/1/16	300,000	300,000
Reliant Energy, 9.50%, 7/15/13	250,000	265,938
Teco Energy, 7.20%, 5/1/11	250,000	263,750
		2,919,719

Energy - 1.3%
Baytex Energy, 9.63%, 7/15/10	250,000	260,000
Bluewater Finance, 10.25%, 2/15/12	290,000	304,500
Chesapeake Energy, 7.00%, 8/15/14	250,000	251,250
Tesoro, 6.625%, 11/1/15 (c)	250,000	247,500
		1,063,250

Industrials Other - 0.4%
Chart Industries, 9.13%, 10/15/15 (c)	300,000	313,500

Miscellaneous - 2.8%
Dow Jones
Series 5-T2, 7.25%, 12/29/10	1,317,074	1,348,354
Series 6-T1, 8.63%, 6/29/11	1,000,000	1,043,750
		2,392,104

Natural Gas - 2.0%
El Paso, 7.75%, 6/15/10	200,000	209,000
SemGroup, 8.75%, 11/15/15 (c)	250,000	252,500
Southern Union, 7.20%, 11/1/66 (f)	200,000	201,363
Targa Resources, 8.50%, 11/1/13 (c)	250,000	252,500
Tennessee Gas Pipeline, 7.50%, 4/1/17	250,000	271,889
Williams, 7.13%, 9/1/11	500,000	517,500
		1,704,752

Real Estate - 0.6%
Greentown China Holdings, 9.00%, 11/8/13 (c)	200,000	201,250
Senior Housing Property Trust - REIT, 8.63%, 1/15/12	300,000	324,750
		526,000
Sovereigns - 2.9%
Federal Republic of Brazil,
10.25%, 6/17/13	500,000	621,000
6.00%, 1/17/17	250,000	246,875
Republic of Panama 7.25%, 3/15/15	500,000	538,750
Republic of Philippines, 9.50%, 2/2/30	300,000	393,000
Republic of Uruguay, 8.00%, 11/18/22	250,000	278,750
Republic of Venezuela, 9.25%, 9/15/27	300,000	374,700
		2,453,075

Technology - 1.3%
Compucom Systems, 12.00%, 11/1/14 (c)	250,000	257,500
Freescale Semiconductor, 10.13%, 12/15/16 (c)	100,000	101,125
Lucent Technologies, 6.45%, 3/15/29	250,000	225,000
NXP BV/NXP Funding, 9.50%, 10/15/15 (c)	250,000	256,563
Seagate Technology HDD Holdings, 6.80%, 10/1/16	250,000	248,125
		1,088,313

Transportation - 0.9%
Avis Budget Car Rental, 7.63%, 5/15/14 (c)	250,000	241,563
Continental Airlines, 7.57%, 3/15/20	303,417	303,038
Hertz, 8.88%, 1/1/14 (c)	250,000	259,375
		803,976

Total High Yield Corporate Bonds (cost: $29,691,344)		30,573,259

U.S. Government Agency Mortgage-Backed Securities - 40.3%
Adjustable Rate (f) - 1.0%
Federal Home Loan Mortgage Corporation, 6.28%, 9/1/18, #605911	211	214
Federal National Mortgage Association,
6.34%, 7/1/27, #70179	2,577	2,569
6.55%, 10/1/32, #725110 (h)	482,765	490,138
Government National Mortgage Association, 5.13%, 12/20/22, #8096 (h)	337,567	338,926
		831,847

Fixed Rate - 39.3%
Federal Home Loan Mortgage Corporation, 6.50%, 8/1/30, #C43641	118,247	121,609
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676	334,316	343,819
5.50%, 10/1/33, #A15120 (h)	1,187,340	1,186,080
Federal National Mortgage Association,
4.00%, 11/1/10, #254956 (h)	1,875,981	1,822,456
6.00%, 12/1/13, #190179	373,750	376,032
7.50%, 5/1/15, #537440	33,375	34,586
7.00%, 6/1/17, #254384 (h)	280,766	288,952
7.00%, 7/1/17, #254414 (h)	354,364	364,695
6.00%, 9/1/17, #653368 (h)	287,868	293,379
5.00%, 11/1/18, #750989 (h)	596,993	592,880
5.00%, 2/1/19, #767182 (h)	948,872	942,335
5.00%, 2/1/21, #745279 (h)	911,416	903,232
5.50%, 4/1/21, #840466 (h)	1,416,587	1,424,361
6.00%, 5/1/29, #323702 (h)	566,812	575,826
6.50%, 5/1/31, #540814	127,949	131,333
7.00%, 9/1/31, #596680 (h)	470,268	482,881
7.00%, 3/1/32, #635970	228,978	235,967
6.50%, 6/1/32, #596712 (h)	639,013	652,185
5.50%, 6/1/33, #709700	811,048	809,860
5.50%, 11/1/33, #555967 (h)	1,997,558	1,994,633
6.00%, 11/1/33, #743642	601,172	609,022
5.50%, 12/1/33, #756202 (h)	1,171,111	1,169,396
6.00%, 1/1/34, #763687 (h)	980,477	992,457
5.50%, 2/1/34, #766070 (h)	993,646	991,681
6.00%, 1/1/35, #810225 (h)	839,426	849,683
6.50%, 2/1/35, #735273 (h)	1,143,162	1,171,983
5.50%, 3/1/35, #815979 (h)	1,748,016	1,742,514
6.00%, 6/1/36, #882685	3,918,127	3,960,770
Federal National Mortgage Association, 6.00%, 1/1/37 (i)	5,500,000	5,597,966
Government National Mortgage Association,
6.50%, 4/15/33, #602233	403,684	415,982
5.50%, 8/15/33, #604567 (h)	1,333,535	1,337,267
6.00%, 7/15/34, #631574	683,734	695,329
		33,111,151

Total U.S. Government Agency Mortgage-Backed Securities (cost: $34,096,908)		33,942,998

Collateralized Mortgage Obligation -- Private Mortgage-Backed Securities - 33.1%
Adjustable Rate (f) - 8.7%
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.78%, 7/15/21 (g)	12,553	12,824
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2003-8, Class DB1, 6.25%, 4/25/33	1,501,142	1,512,062
Goldman Sachs Mortgage Securities,
Series 2005-AR1, Class B1, 4.88%, 1/25/35	1,475,376	1,461,023
Series 2003-10, Class 1A1, 4.72%, 10/25/33 (h)	1,429,001	1,397,624
IndyMac Indx Mortgage Loan Trust, Series 2006-AR13, Class A3, 6.11%, 7/25/36	1,500,000	1,526,250
Sequoia Mortgage Trust, Series 2004-5, Class X1, 0.80%, 6/20/34 (d)	31,208,022	188,191
Washington Mutual MCS Mortgage, Series 2003-AR3, Class B1, 5.33%, 6/25/33	1,003,408	1,001,878
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-D, Class A1, 4.80%, 2/25/33	230,677	232,060
		7,331,912

Fixed Rate - 24.4%
Citicorp Mortgage Securities,
Series 2004-5, Class B3, 5.28%, 8/25/34	1,202,558	1,114,444
Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	750,000	749,312
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-11, Class 6A7, 6.00%, 12/25/35	1,000,000	1,019,473
Series 2005-12, Class DB4, 5.84%, 1/25/36	830,077	755,117
GMAC Mortgage Corporation Loan Trust,
Series 2003-GH2, Class A3, 5.00%, 3/25/23	620,017	616,779
Series 2003-J9, Class A15, 5.00%, 1/25/34	1,325,000	1,299,122
Series 2004-J5, Class A7, 6.50%, 1/25/35	941,418	953,774
Goldman Sachs Mortgage Securities,
Series 2001-2, Class A, 7.50%, 6/19/32 (c)	360,729	376,243
Series 2005-4F, Class B1, 5.73%, 5/25/35	1,281,570	1,279,621
Series 2003-1, Class B2, 6.90%, 3/25/43	1,889,484	1,950,003
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.21%, 10/25/34	1,461,999	1,473,878
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 (c)	1,100,169	1,121,433
Prime Mortgage Trust,
Series 2004-2, Class B2, 5.04%, 11/25/19	387,925	375,352
Series 2004-2, Class B3, 5.04%, 11/25/19	290,719	275,226
Residential Accredit Loans, Series 2003-QS12, Class M1, 5.00%, 6/25/18	955,323	940,844
Residential Asset Mortgage Products,
Series 2003-SL1, Class M2, 7.32%, 4/25/31	1,040,069	1,037,427
Series 2004-SL4, Class A3, 6.50%, 7/25/32	1,150,919	1,174,370
Structured Asset Securities Corporation, Series 2005-6, Class 5A6, 5.00%, 5/25/35	1,000,000	998,714
Washington Mutual MSC Mortgage, Series 2003-MS9, Class CB2, 7.45%, 4/25/33	399,824	392,685
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-7, Class A3, 4.50%, 8/25/18	794,157	781,837
Series 2004-7, Class 2A2, 5.00%, 7/25/19	764,473	753,961
Series 2004-7, Class B2, 4.72%, 7/25/19	490,151	459,179
Series 2004-7, Class B3, 4.72%, 7/25/19	653,241	624,824
		20,523,618

Total Collateralized Mortgage Obligation -- Private Mortgage-Backed Securities (cost: $28,064,459)		27,855,530

Collateralized Mortgage Obligation -- U.S. Agency Mortgage-Backed Securities - 12.0%
Fixed Rate - 7.2%
Federal Home Loan Mortgage Corporation,
Series 2690, Class OE, 5.00%, 11/15/28	1,274,000	1,262,452
Series 2972, Class KA, 4.50%, 6/15/18	912,931	896,156
Federal National Mortgage Association,
Series 2004-27, Class HB, 4.00%, 5/25/19 (h)	1,923,137	1,748,360
Series 2004-29, Class WG, 4.50%, 5/25/19 (h)	942,115	895,236
Series 2004-90, Class GA, 4.35%, 3/25/34 (h)	838,226	815,209
Series 2002-WI, Class 2A, 7.50%, 2/25/42	472,059	491,858
		6,109,271

Z-Bonds (e) - 4.7%
Federal Home Loan Mortgage Corporation, Series 2676, Class GZ, 4.50%, 9/15/33 (h)	1,747,949	1,439,516
Government National Mortgage Association, Series 2001-8, Class Z, 6.50%, 3/20/31 (h)	2,457,614	2,532,596
		3,972,112

Total Collateralized Mortgage Obligation -- U.S. Agency Mortgage-Backed Securities (cost: $9,710,271)		10,081,383

Asset-Backed Securities - 8.6%
Home Equity - 6.0%
First Franklin Mortgage Loan, Series 2004-FFA, Class M2F, 4.62%, 3/25/24 (b)	816,635	812,994
Residential Funding Mortgage Securities I,
Series 2004-HI2, Class A4, 5.24%, 9/25/18	1,970,956	1,960,738
Series 2003-HI4, Class M1, 5.53%, 2/25/29 (b)	2,327,000	2,315,026
		5,088,758

Manufactured Housing - 1.3%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	348,843	349,200
Origen Manufactured Housing, Series 2005-B, Class M1, 5.99%, 1/15/37	750,000	753,640
		1,102,840

Other - 1.3%
Crown Castle Towers, 5.61%, 6/15/35	1,000,000	1,000,433
GRP/AG Real Estate Asset Trust,
Series 2004-2, Class A, 4.21%, 7/25/34 (b) (c)	18,483	18,291
Series 2005-1, Class A, 4.85%, 1/25/35 (b) (c)	46,954	46,582
		1,065,306

Total Asset-Backed Securities (cost: $7,305,589)		7,256,904

High Grade Corporate Bonds - 2.6%
Basic Industry - 0.8%
Southern Copper, 7.50%, 7/27/35	400,000	438,788
Vale Overseas, 6.25%, 1/11/16	250,000	252,744
		691,532

Consumer Non Cyclical - 0.6%
Fisher Scientific International, 6.75%, 8/15/14	500,000	515,392

Energy - 0.2%
GAZ Capital, 6.21%, 11/22/16 (c)	200,000	201,250

Sovereign - 0.4%
United Mexican States, 5.63%, 1/15/17	300,000	301,650

Transportation - 0.6%
American Airlines, Series 99-1, 7.02%, 10/15/09	500,000	520,000

Total High Grade Corporate Bonds (cost: $2,113,012)		2,229,824

Preferred Stocks - 0.3%
Real Estate Investment Trusts - 0.3%
National Retail Properties, Series C	4,000	102,000
Northstar Realty Finance, Series A	4,000	103,200
Thornburg Mortgage, Series D	4,000	98,600

Total Preferred Stocks (cost: $302,400)		303,800

Municipal Bond- 0.9%
Sullivan County, Tennessee, Health, Educational, and Housing Facilities Board Hospital Revenue, Wellmont Health-B, 6.95%, 9/1/16 (cost: $750,000)	750,000	772,268

Short-Term Investments - 2.6%
Money Market Fund (k) - 2.5%
First American Prime Obligations Fund, Class Z	2,051,659	2,051,659

U.S. Treasury Obligation (j) - 0.1%
U.S. Treasury Bill, 4.86%, 12/7/06	110,000	109,912

Total Short-Term Investments (cost: $2,161,571)		2,161,571

Total Investments in Securities (l) - 136.7% (cost: $114,195,554)		$ 115,177,537

Other Assets and Liabilities - (36.7)%		(30,917,465)
Total Net Assets - 100.0%		$ 84,260,072

Notes to Schedule of Investments:
(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed at least once a week and at the end of each month.

As of November 30, 2006, the fund had no fair valued securities.

(b)	Delayed interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s).
(c)

Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of November 30, 2006, the value of these investments was $9,917,737 or 11.8% of net assets.

(d)	Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. The interest rate disclosed represents the coupon rate in effect as of November 30, 2006.
(e)

Z-Bond - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

(f)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2006.
(g)	Security considered illiquid. As of November 30, 2006, the value of this investment was $12,824 or 0.02% of net assets.
(h)	On November 30, 2006, securities valued at $29,436,481 were pledged as collateral for the following outstanding reverse repurchase agreements:
Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$ 4,821,000	11/1/06	5.33%	12/1/06	$ 21,413	(1)
14,368,327	11/13/06	5.35%	12/11/06	59,788	(2)
6,639,012	11/20/06	5.45%	12/20/06	30,152	(2)
$25,828,339	$ 111,353

* Interest rate as of November 30, 2006. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:
(1)	Goldman:
Federal National Mortgage Association, 4.00%, 11/1/10, $1,875,981 par
Federal National Mortgage Association, 5.00%, 2/1/21, $911,416 par
Federal National Mortgage Association, 5.50%, 12/1/33, $1,171,111 par
Government National Mortgage Association, 5.50%, 8/15/33, $1,333,535 par

(2)	Morgan Stanley:
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $1,187,340 par
Federal Home Loan Mortgage Corporation, 4.50%, 9/15/33, $1,747,949 par
Federal National Mortgage Association, 7.00%, 6/1/17, $280,766 par
Federal National Mortgage Association, 7.00%, 7/1/17, $354,364 par
Federal National Mortgage Association, 6.00%, 9/1/17, $287,868 par
Federal National Mortgage Association, 5.00%, 11/1/18, $596,993 par
Federal National Mortgage Association, 5.00%, 2/1/19, $948,872 par
Federal National Mortgage Association, 4.00%, 5/25/19, $1,923,137 par
Federal National Mortgage Association, 4.50%, 5/25/19, $942,115 par
Federal National Mortgage Association, 5.50%, 4/1/21, $1,416,587 par
Federal National Mortgage Association, 6.00%, 5/1/29, $566,812 par
Federal National Mortgage Association, 7.00%, 9/1/31, $470,268 par
Federal National Mortgage Association, 6.50%, 6/1/32, $639,013 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,997,558 par
Federal National Mortgage Association, 6.00%, 1/1/34, $980,477 par
Federal National Mortgage Association, 4.35%, 3/25/34, $838,226 par
Federal National Mortgage Association, 5.50%, 2/1/34, $993,646 par
Federal National Mortgage Association, 6.00%, 1/1/35, $839,426 par
Federal National Mortgage Association, 6.50%, 2/1/35, $1,143,162 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,748,016 par
Federal National Mortgage Association, 6.55%, 10/1/32, $482,765 par
Goldman Sachs Mortgage Securities, 4.72%, 10/25/33, $1,429,001 par
Government National Mortgage Association, 5.13%, 12/20/22, $337,567 par
Government National Mortgage Association, 6.50%, 3/20/31, $2,457,614 par

(i)	This security has been purchased on a when-issued basis. On November 30, 2006, the total cost of investments purchased on a when-issued basis was $5,584,922.
(j)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of November 30, 2006.
(k)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
(l)

On August 31, 2006, the cost of investments in securities was $114,195,554. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$ 2,039,466
Gross unrealized depreciation	(1,057,483)
Net unrealized appreciation	$ 981,983
Abbreviation: REIT - Real Estate Investment Trust Schedule of Open Futures Contracts
Description	Number of Contracts (Sold)	Notional Contract Value	Settlement Month	Unrealized Depreciation
U.S. Treasury 2 Year Note Futures	(38)	$ (7,790,000)	March 2007	$ (14,177)

U.S. Treasury 5 Year Note Futures	(66)	(7,006,313)	March 2007	(30,262)

U.S. Treasury 10 Year Note Futures	(32)	(3,494,000)	March 2007	(15,525)

U.S. Treasury Long Bond Futures	(1)	(114,375)	March 2007	(1,433)
(137)	$(18,404,688)	$(61,397)

Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Credit Suisse	ABX-HE-BBB-06-2	Sell	2.420%	5/25/2046	$ 500,000	$ (3,953)
J.P Morgan	ABX-HE-BBB-06-2	Sell	2.420%	5/25/2046	500,000	(4,734)
$ (8,687)

Item 2 - Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 19, 2007